Investment Objectives and Goals - ARIA Opportunities ETF	Jul. 14, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – ARIA Opportunities ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ARIA Opportunities ETF (the “Fund”) seeks to provide total return.